Fees Summary	Feb. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000,000.00
Previously Paid Amount	46,973.23
Total Fee Amount	58,263.69
Total Offset Amount	0.00
Net Fee	$ 11,290.46